Net Asset Value (NAV) Per Share (Tables)	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Fair Value Hierarchy
The following tables set forth, by level within the fair value hierarchy, a summary of plan identified investments held by the Master Trust measured at fair value at December 31, 2025 and 2024:

Plan Identified Investments Held by Master Trust at Fair Value
Fair Value Measurements at December 31, 2025
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	NAV	Total
Short-term investment fund	$3,292,182	$—	$—	$—	$3,292,182
Mutual funds:
Balanced funds	430,716,091	—	—	—	430,716,091
Value funds	347,390,573	—	—	—	347,390,573
Total Mutual funds	778,106,664	—	—	—	778,106,664
Common collective trusts	—	—	—	3,476,165,365	3,476,165,365
Total investments	$781,398,846	$—	$—	$3,476,165,365	$4,257,564,211

Plan Identified Investments Held by Master Trust at Fair Value
Fair Value Measurements at December 31, 2024
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	NAV	Total
Short-term investment fund	$5,451,384	$—	$—	$—	$5,451,384
Mutual funds:
Balanced funds	362,789,461	—	—	—	362,789,461
Value funds	343,752,463	—	—	—	343,752,463
Total Mutual funds	706,541,924	—	—	—	706,541,924
Common collective trusts	—	—	—	3,118,583,975	3,118,583,975
Total investments	$711,993,308	$—	$—	$3,118,583,975	$3,830,577,283
The following tables set forth, by level within the fair value hierarchy, a summary of the assets included in the commingled funds held by the Master Trust measured at fair value at December 31, 2025 and 2024:

Assets Held in Commingled Funds by Master Trust
Fair Value Measurements at December 31, 2025
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	NAV	Total
Marsh common stock	$569,666,803	$—	$—	$—	$569,666,803
Short-term investment fund	34,207,674	—	—	—	34,207,674
Common collective trusts	—	—	—	3,330,896,704	3,330,896,704
Total Master Trust Investments at Fair Value	$603,874,477	$—	$—	$3,330,896,704	$3,934,771,181

Assets Held in Commingled Funds by the Master Trust
Fair Value Measurements at December 31, 2024
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	NAV	Total
Marsh common stock	$722,475,231	$—	$—	$—	$722,475,231
Short-term investment fund	26,215,743	—	—	—	26,215,743
Common collective trusts	—	—	—	2,784,329,533	2,784,329,533
Total Master Trust Investments at Fair Value	$748,690,974	$—	$—	$2,784,329,533	$3,533,020,507
The following table provides additional information at December 31, 2025 and 2024 for plan identified investments held by the Master Trust that report a NAV per share (or its equivalent):

	Fair Value
	2025	2024	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Target Retirement Funds (a)	$1,881,607,269	$1,626,892,461	—	Daily	None
T. Rowe Blue Chip Growth Trust (b)	584,917,586	540,105,450	—	Daily	None
Putnam Large Cap Value Trust (c)	166,039,056	140,696,484	—	Daily	None
T. Rowe Small Mid Cap Core Trust (d)	442,829,073	486,276,996	—	Daily	None
Capital Group EUPAC Trust (e)	202,017,442	165,421,006	—	Daily	None
Loomis Sayles Core Plus Fixed Income Fund (f)	198,754,939	159,191,578	—	Daily	None
	$3,476,165,365	$3,118,583,975
(a)Each target retirement fund invests in a mix of index funds specific to a retirement year and diversified across global asset classes.
(b)This fund invests primarily in large- and mid-cap U.S. equity securities.
(c)This fund invests primarily in large- and mid-cap U.S. equity securities.
(d)This fund invests in underlying funds that hold primarily small and mid-size U.S. equity securities.
(e)This fund invests primarily in Europe and Pacific Basin equity securities.
(f)This fund invests primarily in U.S. investment-grade debt securities and may also invest in below-investment-grade debt securities.
The following table provides additional information at December 31, 2025 and 2024 for the Plan's interest in commingled funds held by the Master Trust that report a NAV per share (or its equivalent):

	Fair Value
	2025	2024	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
S&P 500 Index Fund (a)	$1,489,663,613	$1,306,473,198	—	Daily	None
Non-U.S. Equity Index Fund (b)	565,703,349	424,145,535	—	Daily	None
U.S. Bond Index Fund (c)	388,303,019	359,420,372	—	Daily	None
U.S. Extended Equity Market Index Fund (d)	331,254,820	299,450,637	—	Daily	None
	$2,774,924,801	$2,389,489,742
(a)This fund invests primarily in large-cap U.S. equity securities.
(b)This fund invests primarily in non-U.S. equity securities.
(c)This fund invests primarily in U.S. investment-grade bonds.
(d)This fund invests primarily in U.S. small- and mid-cap equity securities.